Revenue - Summary of Revenue (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Revenue [Abstract]
Revenue from contracts with customers	$ 206,360		$ 214,461
Other revenues
Rental income	818		640
Other	342		382
Revenue other than from contracts with customers	1,160		1,022
Total	$ 207,520	$ 6,938	$ 215,483	$ 227,514